Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Other Real Estate Owned Segregated Into Non-Covered and Covered Properties

Other real estate owned is included in Other assets on the Company’s consolidated balance sheets. Other real estate owned, segregated into non-covered and covered properties, consists of the following at December 31 for the periods indicated. For further discussion of loss share coverage periods applicable to the covered foreclosed assets, see Note 8 to these consolidated financial statements.

	2014			2013
(Dollars in thousands)	Non-covered	Covered (1)	Total	Non-covered	Covered	Total
Real estate owned acquired by foreclosure	$18,614	$22,872	$41,486	$28,072	$60,474	$88,546
Real estate acquired for development or resale	11,556	—	11,556	9,206	—	9,206
Other foreclosed property	81	824	905	93	1,328	1,421

Total	$30,251	$23,696	$53,947	$37,371	$61,802	$99,173

(1)	Included in covered OREO at December 31, 2014 is $9.6 million of assets whose reimbursable loss periods ended as of January 1, 2015.